Label	Element	Value
Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Summary Information
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Invesco Real Assets ESG ETF (the “Fund”) seeks capital appreciation
Objective, Secondary [Text Block]	oef_ObjectiveSecondaryTextBlock	with a secondary objective of current income.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 132% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	132.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) that operates pursuant to an exemptive order from the SEC (the “Order”) and is not required to publicly disclose its complete portfolio holdings each day that the Fund is open (a “Business Day”). Instead, the Fund publishes each Business Day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the Fund but is not the Fund’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings (“Strategy Components”); (2) ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the Fund invests (“Representative ETFs”); and (3) cash and cash equivalents.
In addition, the Fund also publishes each Business Day on its website the “Tracking Basket Weight Overlap,” which is the percentage weight overlap between the holdings of the prior Business Day’s Tracking Basket compared to the holdings of the Fund that formed the basis for the Fund’s calculation of net asset value (“NAV”) per share at the end of the prior Business Day. The Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar the Tracking Basket is to the Fund’s actual portfolio in percentage terms.
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in exchange-traded equity securities of “real assets” companies (as identified below). The “real assets” companies in which the Fund invests are located in North America and must meet environmental, social and governance (“ESG”) standards, as determined by the Fund’s sub-adviser, Invesco Adviser’s Inc. (the “Sub-Adviser”), through the process described below.
Real assets are characterized by having physical attributes, including real estate, infrastructure, natural resources and timber. The Sub-Adviser considers “real assets” companies to be those that are either principally engaged in real estate, infrastructure, natural resources or timber industries, or support such businesses, and it anticipates focusing the Fund’s investments in such industries. In selecting equity securities for the Fund, the Sub-Adviser uses fundamental analysis to identify securities that adhere to ESG principals described herein and are viewed to have relatively favorable long-term prospects. Some of the factors that the Sub-Adviser considers include, but are not limited to: assessment of long term fundamental growth, sustainable dividends, attractive physical and locational attributes and capital structure viability. As a result of that analysis, the portfolio managers generally favor companies with a balanced mix of the factors above. The Sub-Adviser will consider selling a security when it no longer meets the investment criteria, or a more attractive alternative is identified. The Fund may invest in companies of any market capitalization.
The Fund may invest up to 25% of its net assets in common stock of foreign issuers, including up to 10% of its net assets in emerging market countries, i.e., those that are in the early stages of their industrial cycles. The Fund may make such investment in common stock of foreign issuers by either: (i) investing directly in common stock listed on a foreign exchange that trades on such exchange contemporaneously with the Shares (currently limited to Canada and Mexico); or (ii) investing in exchange-traded American depositary receipts (“ADRs”) representing common stock trading on any foreign exchange that trades contemporaneously with the Shares.
Under normal market conditions, the Sub-Adviser will employ the following ESG methodology to assess all investment opportunities (as identified by the strategy described above) as an integral part of the process for selecting portfolio holdings: The investment team first employs a proprietary ESG screen to exclude issuers from the investment universe of securities in which the Fund may invest that do not meet its investment criteria. Such screens include substantial involvement (generally defined as generating more than 0-10% of its revenue, depending on the screen) in the following areas: tobacco, alcohol, controversial and conventional weapons, recreational cannabis, extraction of thermal coal, extraction of fossil fuels from unconventional sources, and operators of private prisons. Issuers will also be excluded based on their non-compliance with United Nations (“UN”) Global Compact principles (whether or not the issuer has signed on to the UN Global Compact itself). The principles of the UN Global Compact represent a set of values that the UN believes responsible businesses should incorporate into their operations in order to meet fundamental responsibilities in the areas of human rights, labor, the environment and anti-corruption. In implementing this screen, the Sub-Adviser utilizes a third-party ESG data provider (the “ESG Vendor”), which assesses issuers for their involvement in the screened business areas. The Sub-Adviser has selected the ESG Vendor through a comprehensive due diligence process and continuously monitors its performance and screening. To the extent an issuer’s status changes to meet the qualification for exclusion, the Fund shall take steps to divest its holdings of the issuer within a reasonable period of time. This screening criteria may be updated periodically.
Next, based on research and due diligence, each investment opportunity is evaluated by the investment team related to multiple ESG factors under each individual pillar of the ESG framework and specific real asset sector. The individual pillars can include but are not limited to the following: environmental pillar (“E”) factors: natural resources, pollution and waste, supply chain impact, and environmental opportunities; social pillar (“S”)
factors: workforce, community, product responsibility, and human rights; and governance pillar (“G”) factors: management, shareholders, board of directors, auditors, regulatory issuers, corporate social responsibility strategy, anti-corruption, and business ethics. The investment team considers each ESG pillar and investment opportunity separately and neither weighs each pillar equally, nor consistently emphasizes one pillar over another. This analysis generally seeks to identify those companies with relatively attractive ESG factors and favors those that provide functionally efficient assets with positive environmental credentials, operating as highest and best use with relatively positive local impact. In making such scoring determinations, the Sub-Adviser may employ a proprietary ESG scoring tool, as well as, and in combination with, certain data provided by the ESG Vendor. Both the ESG Vendor and the proprietary ESG scoring tool are continuously assessed and reviewed by the Sub-Adviser for screening and scoring outcomes. The foregoing factors in each ESG pillar may be updated periodically.
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of companies that are principally engaged in the U.S. real estate and infrastructure industries.

Strategy Portfolio Concentration [Text]	oef_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of companies that are principally engaged in the U.S. real estate and infrastructure industries.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.invesco.com/ETFs
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
	Period Ended	Returns
Best Quarter	December 31, 2023	15.18%
Worst Quarter	June 30, 2022	-13.45%

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	15.18%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(13.45%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2024)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock
After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk. Securities held by the Fund are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Fund’s NAV.

Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF | Non Transparent Actively Managed Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Non-Transparent Actively Managed Fund Risk. The Fund publishes each Business Day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the Fund but is not the Fund’s actual portfolio. The Tracking Basket is comprised of: (1) Strategy Components; (2) Representative ETFs; and (3) cash and cash equivalents. The Fund also publishes each Business Day on its website the “Tracking Basket Weight Overlap,” which is the percentage weight overlap between the holdings of the prior Business Day’s Tracking Basket compared to the holdings of the Fund that formed the basis for the Fund’s calculation of NAV per share at the end of the prior Business Day. The Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar the Tracking Basket is to the Fund’s actual portfolio in percentage terms. Given the differences between the Fund and ETFs that disclose their complete holdings daily, there is a risk that market prices of the Fund may vary significantly from NAV, and that the Shares may trade at a wider bid/ask spread—and therefore cost investors more to trade—than shares of other ETFs. These risks are heightened during periods of market disruption or volatility.

Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio holdings, the Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.

Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF | Arbitrage Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Arbitrage Risk. Unlike ETFs that publicly disclose their complete portfolio holdings each Business Day, the Fund provides certain other information intended to allow market participants to estimate the value of positions in fund shares. Although this information is designed to facilitate arbitrage opportunities in Shares to reduce bid/ask spread and minimize discounts or premiums between the market price and the NAV of the Shares, there is no guarantee the Fund’s arbitrage mechanism will operate as intended and that the Fund will not experience wide bid/ask spreads and/or large discounts or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the Fund’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the Fund’s performance

Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF | Fluctuation of Net Asset Value and Share Price Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Fluctuation of Net Asset Value and Share Price Risk. Shares may trade at a larger premium or discount to the NAV than shares of other ETFs, including ETFs that make their daily holdings public. The NAV of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The Shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the Shares may result in the Shares trading significantly above (at a premium) or below (at a discount) NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Industry Concentration Risk. The Fund concentrates in securities of companies in the real estate industry. By concentrating its investments in an industry or industry group, the Fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or industry group may be out of favor and underperform other industries or the market as a whole.

Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF | Real Assets Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Real Assets Companies Risk. Investments in real assets companies may involve a higher degree of risk, including significant financial, operating, and competitive risks, and may expose the Fund to adverse macroeconomic conditions, such as changes and volatility in commodity prices, a rise in interest rates or a downturn in the economy in which the asset is located, elevating the risk of loss.

Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF | REIT Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
REIT Risk/Real Estate Risk. REITs are securities that invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. As such, REITs face the risks pertaining to the real estate sector more generally, such as: fluctuations in the value of the underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; changes in the availability, cost and terms of mortgage funds; increased competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences, including the impact of changes in environmental laws. The real estate sector is particularly sensitive to economic downturns and changes to interest rates. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and a REIT’s shareholders will incur a proportionate share of those expenses.

Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF | Infrastructure-Related Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Infrastructure-Related Companies Risk. Infrastructure-related companies are subject to a variety of risk factors, including costs associated with environmental, governmental and other regulations, high interest costs for capital construction programs, high leverage, the effects of economic slowdowns, surplus capacity, increased competition, fluctuations of fuel prices, the effects of energy conservation policies, unfavorable tax laws or accounting policies, environmental damage, difficulty in raising capital, increased susceptibility to terrorist acts or political actions, and general changes in market sentiment towards infrastructure assets.

Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF | Natural Resources Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Natural Resources Companies Risk. The value of securities issued by companies in the natural resources industry may decline for many reasons, including changes in commodity prices or government regulation, environmental damage claims, changes in exchange rates or depletion of natural resources.

Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF | Global Timber Industry Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Global Timber Industry Risk. The market value of securities of global timber companies may be affected by numerous factors, including events occurring in nature, international politics, government regulations, competition from other timber companies (and from companies that make non-wood and engineered wood products) and general economic conditions.

Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF | ESG Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
ESG Risk. Because the Fund evaluates ESG factors to assess and exclude certain investments for non-financial reasons, it may forego some market opportunities available to funds that do not use these factors. The securities of companies that score favorably under the Fund’s ESG scoring methodology may underperform similar companies that do not score as well or may underperform the stock market as a whole. As a result, the Fund may underperform funds that do not screen or score companies based on ESG factors or funds that use a different ESG methodology. Information used by the Fund to evaluate such factors may not be readily available, complete or accurate, which could negatively impact the Fund’s ability to apply its methodology, which in turn could negatively impact the Fund’s performance. In addition, the Fund’s assessment of a company, based on the company’s level of involvement in a particular industry or the company’s ESG score, may differ from that of other funds or an investor. As a result, the companies deemed eligible for inclusion in the Fund’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.

Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF | Equity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company's common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company's common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company's products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF | Small- and Mid-Capitalization Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF | Foreign Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.
From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or subjects to sanctions.

Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF | Emerging Markets Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Emerging Markets Investment Risk. Investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF | ADR Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
ADR Risk. ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF | Issuer-Specific Changes Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF | Trading Issues Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Trading Issues Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. The Fund operates differently from other actively managed ETFs that publish their portfolio holdings on a daily basis, which could lead to the Shares trading at wider spreads and larger premiums and discounts to NAV (particularly during periods of market disruption or volatility) than such other actively managed ETFs. As a result, it may cost investors more to trade Shares than shares of other ETFs.

Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF | Trading Halt Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Trading Halt Risk. There may be circumstances where a security held in the Fund’s portfolio but not in the Tracking Basket does not have readily available market quotations. If Invesco Capital Management LLC (the “Adviser”) or the Sub-Adviser determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the Fund’s portfolio, will be publicly disclosed on the Fund’s website and the Adviser or the Sub-Adviser will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. If securities representing 10% or more of the Fund’s portfolio do not have readily available market quotations, the Adviser would promptly request the Cboe BZX Exchange, Inc. (the “Exchange”) to halt trading on the Fund, meaning that investors would not be able to trade the Shares. Moreover, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened due to the fact that the Fund does not disclose its portfolio holdings daily, unlike certain other actively managed ETFs, and could be greater during market disruptions or periods of volatility. Also, the risk could be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting. Additionally, investments in non-U.S. securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that the Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.

Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in pursuing its investment objective. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund and an increase in taxable capital gains distributions to the Fund’s shareholders.

Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF | Market Trading Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying NAV. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's NAV.

Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF | Operational Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund, the Adviser and the Sub-Adviser all seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF | Shares May Trade at Prices Different than NAV [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Shares May Trade at Prices Different than NAV. Shares trade on a stock exchange at prices at, above or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.59%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 738
Invesco Real Assets ESG ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	25.02%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.02%
Invesco Real Assets ESG ETF | S&P U.S., Canada & Mexico Real Assets Equity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.25%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.03%
Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	35.93%
Annual Return [Percent]	oef_AnnlRtrPct	(10.03%)
Annual Return [Percent]	oef_AnnlRtrPct	9.43%
Annual Return [Percent]	oef_AnnlRtrPct	12.86%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.86%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.33%
Performance Inception Date	oef_PerfInceptionDate	Dec. 22, 2020
Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.29%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.92%
Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.73%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.36%